ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - shares	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Apr. 26, 2017	Jan. 09, 2017	Nov. 24, 2016
Common stock, shares outstanding	14,510,658	14,230,658	15,000,000
Dongguan Jiasheng [Member] | Dongguan Dogness [Member]
Ownership interest transferred					100.00%
HK Dogness and HK Jiasheng [Member] | Dogness Intelligence Technology Co., Ltd. [Member]
Ownership interest transferred				100.00%
Transferred Entities [Member] | Mr Silong Chen [Member]
Ownership percentage				100.00%
Dongguan Dogness [Member] | HK Dogness [Member]
Ownership percentage					100.00%
Dogness Intelligence Technology Co., Ltd. [Member]
Ownership percentage				100.00%
Common Class B [Member]
Common stock, shares outstanding	9,069,000	9,069,000
Ms. Yunhao Chen [Member]
Entity incorporation, state country name	British Virgin Islands
Entity incorporation, date of incorporation	Jul. 11, 2016